Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.60%
Consumer discretionary: 9.26%
Automobile components: 1.50%
Fox Factory Holding Corporation †	36,910	$ 4,479,767
Hotels, restaurants & leisure: 4.70%
First Watch Restaurant Group †	96,604	1,551,460
Hilton Grand Vacations Incorporated †	117,500	5,220,525
Papa John's International Incorporated	52,320	3,920,338
Wingstop Incorporated	18,152	3,332,344
		14,024,667
Specialty retail: 1.95%
Boot Barn Holdings Incorporated †	61,640	4,724,090
Leslie's Incorporated †	98,792	1,087,700
		5,811,790
Textiles, apparel & luxury goods: 1.11%
Crocs Incorporated †	26,080	3,297,555
Consumer staples: 7.66%
Beverages: 2.06%
Celsius Holdings Incorporated †	25,100	2,332,794
Duckhorn Portfolio Incorporated †	186,665	2,967,974
MGP Ingredients Incorporated	8,600	831,792
		6,132,560
Consumer staples distribution & retail: 2.05%
The Chef's Warehouse Incorporated †	180,070	6,131,384
Food products: 1.22%
The Simply Good Foods Company †	91,268	3,629,728
Personal care products: 2.33%
e.l.f. Beauty Incorporated †	84,504	6,958,904
Energy: 3.37%
Energy equipment & services: 1.25%
Helmerich & Payne Incorporated	103,800	3,710,850
Oil, gas & consumable fuels: 2.12%
Matador Resources Company	60,900	2,901,885
Talos Energy Incorporated †	46,000	682,640
Viper Energy Partners LP	97,900	2,741,200
		6,325,725
Financials: 7.41%
Capital markets: 0.20%
Stifel Financial Corporation	10,035	592,968
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Financial services: 3.96%
Flywire Corporation †	187,031	$ 5,491,230
Shift4 Payments Incorporated Class A †	83,400	6,321,720
		11,812,950
Insurance: 3.25%
Goosehead Insurance Incorporated Class A †	34,700	1,811,340
Kinsale Capital Group Incorporated	26,276	7,886,741
		9,698,081
Health care: 21.94%
Biotechnology: 3.13%
Apellis Pharmaceuticals Incorporated †	24,500	1,616,020
Arcutis Biotherapeutics Incorporated †	261,446	2,875,906
Cytokinetics Incorporated †	44,900	1,580,031
Halozyme Therapeutics Incorporated †	28,739	1,097,542
Immunocore Holdings plc ADR †	23,000	1,137,120
Vericel Corporation †	35,001	1,026,229
		9,332,848
Health care equipment & supplies: 13.87%
Axonics Incorporated †	65,900	3,595,504
Establishment Labs Holdings Incorporated †	30,600	2,072,844
Inari Medical Incorporated †	27,900	1,722,546
Inspire Medical Systems Incorporated †	21,074	4,932,791
iRhythm Technologies Incorporated †	34,900	4,328,647
Outset Medical Incorporated †	84,968	1,563,411
Procept Biorobotics Corporation †	28,400	806,560
Shockwave Medical Incorporated †	9,944	2,156,158
SI-BONE Incorporated †	143,698	2,826,540
Silk Road Medical Incorporated †	83,741	3,276,785
TransMedics Group Incorporated †	145,732	11,036,284
Treace Medical Concepts Incorporated †	121,100	3,050,509
		41,368,579
Health care providers & services: 1.51%
Castle Biosciences Incorporated †	86,518	1,965,689
HealthEquity Incorporated †	27,200	1,596,912
Hims & Hers Health Incorporated †	95,900	951,328
		4,513,929
Health care technology: 1.42%
Evolent Health Incorporated Class A †	90,954	2,951,457
Phreesia Incorporated †	39,500	1,275,455
		4,226,912
Life sciences tools & services: 0.08%
Akoya Biosciences Incorporated †	27,752	227,011
Pharmaceuticals: 1.93%
Amylyx Pharmaceuticals Incorporated †	64,781	1,900,675
Revance Therapeutics Incorporated †	119,707	3,855,762
		5,756,437
See accompanying notes to portfolio of investments

2  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Industrials: 19.39%
Aerospace & defense: 1.00%
Hexcel Corporation	43,800	$ 2,989,350
Building products: 1.82%
The AZEK Company Incorporated †	115,396	2,716,422
Zurn Elkay Water Solutions Corporation	127,250	2,718,060
		5,434,482
Commercial services & supplies: 2.17%
Casella Waste Systems Incorporated Class A †	78,390	6,479,717
Construction & engineering: 0.45%
Construction Partners Incorporated Class A †	49,700	1,338,918
Electrical equipment: 2.16%
Array Technologies Incorporated †	13,600	297,568
Nextracker Incorporated Class A †	15,765	571,639
Shoals Technologies Group Class A †	243,907	5,558,641
		6,427,848
Ground transportation: 1.59%
Marten Transport Limited	104,500	2,189,275
Saia Incorporated †	9,392	2,555,375
		4,744,650
Machinery: 2.86%
Evoqua Water Technologies Company †	63,300	3,147,276
SPX Technologies Incorporated †	76,147	5,374,455
		8,521,731
Professional services: 3.23%
ASGN Incorporated †	66,241	5,476,143
WNS Holdings Limited ADR †	44,500	4,146,065
		9,622,208
Trading companies & distributors: 4.11%
Applied Industrial Technologies Incorporated	41,500	5,898,395
H&E Equipment Services Incorporated	25,200	1,114,596
Herc Holdings Incorporated	12,400	1,412,360
SiteOne Landscape Supply Incorporated †	28,070	3,841,941
		12,267,292
Information technology: 29.57%
Communications equipment: 2.22%
Calix Incorporated †	91,200	4,887,408
Harmonic Incorporated †	117,800	1,718,702
		6,606,110
Electronic equipment, instruments & components: 2.81%
Novanta Incorporated †	52,708	8,385,316
Financial services: 0.46%
I3 Verticals Incorporated Class A †	55,800	1,368,774
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
IT services: 2.64%
DigitalOcean Holdings Incorporated †	116,262	$ 4,553,983
Endava plc ADR †	49,334	3,314,258
		7,868,241
Professional services: 1.01%
ExlService Holdings Incorporated †	18,700	3,026,221
Semiconductors & semiconductor equipment: 9.73%
Allegro MicroSystems Incorporated †	97,216	4,665,396
Ambarella Incorporated †	19,300	1,494,206
Diodes Incorporated †	58,390	5,416,256
Impinj Incorporated †	44,200	5,989,984
Semtech Corporation †	167,450	4,042,243
Silicon Laboratories Incorporated †	22,170	3,881,745
Sitime Corporation †	24,900	3,541,527
		29,031,357
Software: 10.70%
Clearwater Analytics Holdings Incorporated Class A †	74,775	1,193,409
CyberArk Software Limited †	10,329	1,528,488
EngageSmart Incorporated †	214,911	4,137,037
Five9 Incorporated †	55,200	3,990,408
Jamf Holding Corporation †	61,058	1,185,746
Paycor HCM Incorporated †	183,261	4,860,082
Sprout Social Incorporated Class A †	71,913	4,378,063
SPS Commerce Incorporated †	69,774	10,626,580
		31,899,813
Total Common stocks (Cost $262,174,343)		294,044,673

		Yield
Short-term investments: 1.33%
Investment companies: 1.33%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	3,967,749	3,967,749
Total Short-term investments (Cost $3,967,749)				3,967,749
Total investments in securities (Cost $266,142,092)	99.93%			298,012,422
Other assets and liabilities, net	0.07			213,587
Total net assets	100.00%			$298,226,009

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

4  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 4,239,144	$21,683,819	$(21,955,214)	$0	$0	$3,967,749	3,967,749	$58,799
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	11,274,475	0	(11,274,475)	0	0	0	0	662#
				$0	$0	$3,967,749		$59,461

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring VT Small Cap Growth Fund  |  5

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$27,613,779	$0	$0	$27,613,779
Consumer staples	22,852,576	0	0	22,852,576
Energy	10,036,575	0	0	10,036,575
Financials	22,103,999	0	0	22,103,999
Health care	65,425,716	0	0	65,425,716
Industrials	57,826,196	0	0	57,826,196
Information technology	88,185,832	0	0	88,185,832
Short-term investments
Investment companies	3,967,749	0	0	3,967,749
Total assets	$298,012,422	$0	$0	$298,012,422
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring VT Small Cap Growth Fund  |  7